Consolidated Statements of Equity - USD ($) $ in Thousands	Total	AerCap Holdings N.V. shareholders’ equity	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated retained earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2016			187,847,345
Beginning balance at Dec. 31, 2016	$ 8,582,264	$ 8,524,447	$ 2,282	$ 4,505,019	$ (490,092)	$ (1,769)	$ 4,509,007	$ 57,817
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(2,915)						0	(2,915)
Repurchase of shares	(1,124,724)	(1,124,724)			(1,124,724)
Share cancellation (in shares)			(20,000,000)
Share cancellation			$ (224)	(860,324)	860,548
Share-based compensation	107,719	107,719		107,719
Ordinary shares issued, net of tax withholdings	(19,926)	(19,926)		(37,851)	22,826		(4,901)
Total comprehensive income (loss)	1,096,396	1,092,194				16,043	1,076,151	4,202
Ending balance (in shares) at Dec. 31, 2017			167,847,345
Ending balance at Dec. 31, 2017	8,638,814	8,579,710	$ 2,058	3,714,563	(731,442)	14,274	5,580,257	59,104
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(8,403)						0	(8,403)
Repurchase of shares	(726,640)	(726,640)			(726,640)
Share cancellation (in shares)			(16,000,000)
Share cancellation			$ (192)	(800,544)	800,736
Share-based compensation	95,176	95,176		95,176
Ordinary shares issued, net of tax withholdings	(120,973)	(120,973)		(296,778)	181,261		(5,456)
Total comprehensive income (loss)	1,001,399	999,534				(16,098)	1,015,632	1,865
Ending balance (in shares) at Dec. 31, 2018			151,847,345
Ending balance at Dec. 31, 2018	8,880,614	8,828,048	$ 1,866	2,712,417	(476,085)	(1,824)	6,591,674	52,566
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(6,341)						0	(6,341)
Repurchase of shares	$ (607,343)	(607,343)			(607,343)
Share cancellation (in shares)	(10,000,000)		(10,000,000)
Share cancellation			$ (112)	(503,005)	503,117
Share-based compensation	$ 69,410	69,410		69,410
Ordinary shares issued, net of tax withholdings	(29,149)	(29,149)		(69,360)	42,970		(2,759)
Total comprehensive income (loss)	1,075,014	1,053,931				(91,763)	1,145,694	21,083
Ending balance (in shares) at Dec. 31, 2019			141,847,345
Ending balance at Dec. 31, 2019	$ 9,382,205	$ 9,314,897	$ 1,754	$ 2,209,462	$ (537,341)	$ (93,587)	$ 7,734,609	$ 67,308